Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (41.3%)
		Australia (2.5%)
		Basic Materials
	$2,150	Glencore Funding LLC (a)	3.875%	10/27/27	$2,056,017
	600	Glencore Funding LLC, Series GLEN	0.00(b)	03/27/25	698,052
	2,150	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	1,941,783
	1,925	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.70	05/12/31	1,546,633
					6,242,485
		Energy
	2,098	Santos Finance Ltd.	4.125	09/14/27	1,962,794
		Finance
	2,725	Australia & New Zealand Banking Group Ltd. (a)	2.57	11/25/35	2,104,105
EUR	2,300	Commonwealth Bank of Australia	1.936	10/03/29	2,386,099
	$2,425	Westpac Banking Corp.	2.668	11/15/35	1,906,987
					6,397,191
		Industrials
EUR	1,000	Aurizon Network Pty Ltd.	3.125	06/01/26	1,062,408
		Utilities
	1,650	APA Infrastructure Ltd.	2.00	03/22/27	1,668,331
	$2,275	APA Infrastructure Ltd. (a)	4.20	03/23/25	2,221,939
					3,890,270
		Total Australia			19,555,148
		Belgium (0.2%)
		Consumer, Non-Cyclical
EUR	1,750	Anheuser-Busch InBev SA	3.70	04/02/40	1,833,176
		Brazil (0.4%)
		Basic Materials
	$2,385	Braskem Netherlands Finance BV (a)	4.50	01/31/30	2,102,748
		Communications
	1,030	MercadoLibre, Inc. (c)	3.125	01/14/31	821,173
		Total Brazil			2,923,921
		Burkina Faso (0.2%)
		Basic Materials
	1,930	IAMGOLD Corp. (a)	5.75	10/15/28	1,527,933
		Canada (1.5%)
		Basic Materials
	2,570	Hudbay Minerals, Inc. (a)	4.50	04/01/26	2,371,133
	2,260	NOVA Chemicals Corp. (a)	4.875	06/01/24	2,228,846
					4,599,979
		Communications
	1,729	Shopify, Inc.	0.125	11/01/25	1,524,114
		Consumer, Cyclical
	1,420	Air Canada (a)	3.875	08/15/26	1,315,427
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,145,416
	1,980	Garda World Security Corp. (a)	9.50	11/01/27	1,958,177
	1,500	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)(c)	7.00	12/31/27	1,309,283
					4,412,876
		Total Canada			11,852,396

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

		Cayman Islands (0.1%)
		Finance
	1,000	Banco del Pacifico SA	8.75	12/20/24	980,000
		Chile (0.1%)
		Communications
	1,000	Liberty Latin America Ltd.	2.00	07/15/24	921,250
		China (0.7%)
		Basic Materials
	1,280	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,176,153
		Communications
	1,463	Baidu, Inc.	1.72	04/09/26	1,315,793
EUR	1,600	Prosus NV	2.031	08/03/32	1,305,706
	$1,600	Tencent Holdings Ltd. (a)	3.595	01/19/28	1,514,550
					4,136,049
		Total China			5,312,202
		Colombia (0.1%)
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	763,623
		Denmark (0.3%)
		Finance
EUR	2,200	Danske Bank AS	1.375	02/12/30	2,228,538
		France (4.4%)
		Communications
	2,450	Orange SA	5.00	(e)	2,701,434
		Consumer, Cyclical
	2,800	Renault SA	1.125	10/04/27	2,545,760
		Energy
	2,300	TotalEnergies SE	2.708	(e)	2,488,486
	2,280	TotalEnergies SE Series FP	2.00	(e)	1,947,433
					4,435,919
		Finance
EUR	2,500	AXA SA	3.25	05/28/49	2,495,394
	6,600	BNP Paribas SA	0.50	06/04/26	6,646,947
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,299,750
EUR	2,400	BNP Paribas SA	2.875	10/01/26	2,536,240
	3,500	BPCE SA	2.375	04/26/32	3,402,725
	$1,875	BPCE SA (a)	5.15	07/21/24	1,855,670
EUR	3,100	Credit Agricole Assurances SA	4.50	(e)	3,328,778
	2,000	Credit Agricole SA	2.625	03/17/27	2,057,134
					24,622,638
		Total France			34,305,751
		Germany (1.6%)
		Basic Materials
	1,500	BASF SE	3.75	06/29/32	1,645,956
		Consumer, Cyclical
	2,300	Volkswagen International Finance NV	4.625	(e)	2,415,931
		Consumer, Non-Cyclical
	600	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	607,038
	650	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	657,624
					1,264,662
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,202,802
		Finance
	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	1,901,183

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	3,000	Vonovia SE	0.625	12/14/29	2,538,938
					4,440,121
		Total Germany			11,969,472
		India (1.0%)
		Communications
	$1,990	Bharti Airtel Ltd.	4.375	06/10/25	1,947,301
		Energy
	1,900	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,788,684
		Industrials
	2,650	Fly Leasing Ltd. (a)	7.00	10/15/24	2,295,595
	1,800	Indian Railway Finance Corp. Ltd. (a)	3.57	01/21/32	1,574,280
					3,869,875
		Total India			7,605,860
		Ireland (0.7%)
		Finance
	2,275	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	2,047,695
EUR	1,915	Luminis Finance PLC	4.00(d)	12/06/24	1,987,689
	$1,300	Park Aerospace Holdings Ltd. (a)	5.50	02/15/24	1,290,512
		Total Ireland			5,325,896
		Italy (0.6%)
		Finance
EUR	3,000	Assicurazioni Generali SpA	5.50	10/27/47	3,341,210
		Industrials
	$1,300	F-Brasile SpA/F-Brasile U.S. LLC, Series XR (a)	7.375	08/15/26	1,067,553
		Total Italy			4,408,763
		Luxembourg (0.3%)
		Finance
EUR	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	907,229
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,508,214
		Total Luxembourg			2,415,443
		Mexico (0.1%)
		Finance
	$1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	976,000
		Netherlands (1.5%)
		Communications
EUR	2,250	UPC Holding BV	3.875	06/15/29	2,155,872
		Consumer, Non-Cyclical
	650	Q-Park Holding I BV (a)	1.50	03/01/25	659,744
	700	Q-Park Holding I BV	1.50	03/01/25	710,494
					1,370,238
		Finance
	3,000	ASR Nederland NV	5.00	(e)	3,273,124
	2,000	ING Groep NV	1.00	11/13/30	1,948,173
	2,300	NN Group NV	4.50	(e)	2,474,239
					7,695,536
		Total Netherlands			11,221,646
		Panama (0.1%)
		Utilities
	$1,000	AES Panama Generation Holdings SRL	4.375	05/31/30	888,190

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

		Poland (0.2%)
		Industrials
	2,080	Canpack SA/Canpack US LLC (a)	3.875	11/15/29	1,729,686
		Portugal (0.5%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70	07/20/80	1,783,055
	1,900	EDP - Energias de Portugal SA	2.875	06/01/26	2,020,358
		Total Portugal			3,803,413
		Spain (2.8%)
		Communications
	1,075	Lorca Telecom Bondco SA	4.00	09/18/27	1,073,747
		Consumer, Non-Cyclical
	425	Grifols SA (a)	2.25	11/15/27	404,102
	1,675	Grifols SA	2.25	11/15/27	1,592,635
					1,996,737
		Energy
	2,050	Repsol International Finance BV	2.50	(e)	1,951,469
		Finance
	2,500	Banco Santander SA	3.125	01/19/27	2,624,903
	$3,600	Banco Santander SA	5.179	11/19/25	3,590,574
EUR	7,200	CaixaBank SA	2.25	04/17/30	7,299,570
	2,000	Inmobiliaria Colonial Socimi SA	1.35	10/14/28	1,863,415
					15,378,462
		Utilities
	1,700	Iberdrola International BV, Series NC6	1.45	(e)	1,607,990
		Total Spain			22,008,405
		Sweden (0.2%)
		Finance
	2,100	Akelius Residential Property Financing BV	1.125	01/11/29	1,804,192
		Switzerland (1.0%)
		Basic Materials
	$1,200	Syngenta Finance NV (a)	4.441	04/24/23	1,196,510
		Finance
	2,400	Credit Suisse Group AG (a)	2.593	09/11/25	2,195,616
EUR	1,450	Credit Suisse Group AG	2.875	04/02/32	1,237,483
	$1,725	Credit Suisse Group AG (a)	6.537	08/12/33	1,657,577
	1,375	UBS AG	5.125	05/15/24	1,364,007
					6,454,683
		Total Switzerland			7,651,193
		Turkey (0.3%)
		Basic Materials
	2,670	Eldorado Gold Corp. (a)(c)	6.25	09/01/29	2,450,293
		United Arab Emirates (0.3%)
		Energy
	2,400	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625	03/31/36	1,968,429
		United Kingdom (2.6%)
		Communications
EUR	2,350	Virgin Media Finance PLC	3.75	07/15/30	2,064,989
		Consumer, Non-Cyclical
	$2,175	BAT Capital Corp.	4.906	04/02/30	2,062,498
	2,750	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,655,756
					4,718,254
		Energy
	1,075	BP Capital Markets PLC	4.375	(e)	1,039,794

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	2,300	BP Capital Markets PLC		4.875	(e)	2,154,812
						3,194,606
		Finance
EUR	1,700	Aviva PLC		3.875	07/03/44	1,813,965
	$2,075	Barclays PLC		3.932	05/07/25	2,033,863
	2,600	HSBC Holdings PLC		2.633	11/07/25	2,481,108
EUR	900	Lloyds Banking Group PLC		4.947	(e)	954,062
	$1,725	Standard Chartered PLC (a)		2.678	06/29/32	1,411,300
						8,694,298
		Utilities
GBP	850	NGG Finance PLC		5.625	06/18/73	1,022,379
		Total United Kingdom				19,694,526
		United States (17.0%)
		Basic Materials
	$3,800	Celanese U.S. Holdings LLC		6.165	07/15/27	3,851,606
	1,475	Rain CII Carbon LLC/CII Carbon Corp. (a)		7.25	04/01/25	1,389,320
						5,240,926
		Communications
	1,306	Arches Buyer, Inc. (a)		4.25	06/01/28	1,098,784
	3,600	Charter Communications Operating LLC/Charter Communications Operating Capital		2.80	04/01/31	2,951,189
	2,200	Charter Communications Operating LLC/Charter Communications Operating Capital		4.20	03/15/28	2,094,190
	1,565	Endurance International Group Holdings, Inc. (a)		6.00	02/15/29	1,114,180
	1,000	Match Group Financeco 2, Inc. (a)		0.875	06/15/26	963,750
	1,856	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)		4.738	09/20/29	1,841,908
	1,485	Uber Technologies, Inc. (c)		0.00(b)	12/15/25	1,312,363
						11,376,364
		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)		5.75	04/20/29	2,634,557
	1,632	American Axle & Manufacturing, Inc. (c)		6.50	04/01/27	1,507,495
	1,425	American Greetings Corp. (a)		8.75	04/15/25	1,412,624
	2,260	Ferrellgas LP/Ferrellgas Finance Corp. (a)		5.375	04/01/26	2,082,748
	1,840	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (a)		6.75	01/15/30	1,529,445
	2,500	Ford Motor Credit Co. LLC		4.125	08/17/27	2,309,475
	1,225	General Motors Financial Co., Inc.		3.80	04/07/25	1,190,323
	3,000	Hyundai Capital America (a)		1.80	01/10/28	2,544,586
	2,075	Hyundai Capital America (a)(c)		3.00	02/10/27	1,913,003
	1,530	Lions Gate Capital Holdings LLC (a)		5.50	04/15/29	996,673
	2,150	Macy's Retail Holdings LLC (a)		5.875	03/15/30	1,964,853
	2,170	Peloton Interactive, Inc.		0.00(b)	02/15/26	1,681,808
	1,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (a)(c)		5.625	09/01/29	720,136
	2,400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)(c)		4.625	04/16/29	1,964,717
	1,160	Scientific Games Holdings LP/Scientific Games US FinCo Inc (a)		6.625	03/01/30	1,034,720
	1,570	Tempur Sealy International, Inc. (a)		3.875	10/15/31	1,295,509
	1,350	TPro Acquisition Corp. (a)	1	1.00	10/15/24	1,318,534
	1,550	Victoria’s Secret & Co. (a)(c)		4.625	07/15/29	1,289,879
	4,250	Warnermedia Holdings, Inc. (a)		4.279	03/15/32	3,785,953
						33,177,038
		Consumer, Non-Cyclical
	220	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)		6.00	06/01/29	177,288
	1,900	Bellring Brands, Inc. (a)		7.00	03/15/30	1,888,452
	1,970	BioMarin Pharmaceutical, Inc.		0.599	08/01/24	2,178,032

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	1,505	Coty, Inc. (a)(c)		6.50	04/15/26	1,485,443
	694	Dexcom, Inc. (c)		0.25	11/15/25	734,252
	1,050	Intercept Pharmaceuticals, Inc.		3.25	07/01/23	1,044,671
	2,275	JBS USA Food Co. (a)		2.50	01/15/27	2,029,107
	1,290	Medline Borrower LP (a)(c)		5.25	10/01/29	1,081,930
	1,500	Sotheby's (a)		7.375	10/15/27	1,443,109
	1,100	Tenet Healthcare Corp. (a)		6.125	10/01/28	1,029,820
EUR	2,150	Upjohn Finance BV		1.362	06/23/27	2,076,997
						15,169,101
		Energy
	$2,100	Colgate Energy Partners III LLC (a)		5.875	07/01/29	1,971,118
	1,625	Energy Transfer LP		4.95	06/15/28	1,617,123
	1,250	Energy Transfer LP		5.50	06/01/27	1,269,588
	645	Global Partners LP/GLP Finance Corp.		6.875	01/15/29	609,534
	2,020	Global Partners LP/GLP Finance Corp.		7.00	08/01/27	1,942,558
	1,965	Matador Resources Co.		5.875	09/15/26	1,934,911
	1,876	ONEOK, Inc.		3.10	03/15/30	1,651,882
	1,475	ONEOK, Inc.		6.10	11/15/32	1,552,487
	2,125	Sabine Pass Liquefaction LLC		4.50	05/15/30	2,063,957
	2,275	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)		6.00	12/31/30	2,074,834
						16,687,992
		Finance
	1,375	Acrisure LLC/Acrisure Finance, Inc. (a)	1	0.125	08/01/26	1,376,659
	1,375	Advisor Group Holdings, Inc. (a)	1	0.75	08/01/27	1,420,447
	1,300	Air Lease Corp.		0.80	08/18/24	1,211,595
	2,050	Citigroup, Inc.		2.52	11/03/32	1,679,300
	1,440	Coinbase Global, Inc. (a)		3.375	10/01/28	931,032
	2,000	Corebridge Financial, Inc. (a)		3.65	04/05/27	1,912,720
	1,000	Enova International, Inc. (a)		8.50	09/01/24	972,690
	1,180	Global Atlantic Fin Co. (a)		4.70	10/15/51	1,017,485
EUR	2,450	Goldman Sachs Group, Inc.		2.00	11/01/28	2,412,247
	$1,425	Howard Hughes Corp. (a)		4.375	02/01/31	1,185,762
	1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.		5.25	05/15/27	932,415
	2,060	Jane Street Group/JSG Finance, Inc. (a)		4.50	11/15/29	1,841,843
	1,610	Jefferies Finance LLC/JFIN Co.-Issuer Corp. (a)		5.00	08/15/28	1,368,115
EUR	3,100	JPMorgan Chase & Co.		0.597	02/17/33	2,526,216
	$2,350	JPMorgan Chase & Co.		2.545	11/08/32	1,952,153
EUR	1,200	Prologis Euro Finance LLC		1.875	01/05/29	1,165,917
	$1,525	Provident Funding Associates LP/PFG Finance Corp. (a)		6.375	06/15/25	1,431,373
	1,975	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)		3.875	03/01/31	1,611,244
	1,085	SVB Financial Group		4.10	(e)	811,037
	2,050	Synchrony Bank		5.625	08/23/27	2,043,024
						29,803,274
		Industrials
	1,825	Boeing Co.		2.196	02/04/26	1,688,000
	1,425	LABL, Inc. (a)	1	0.50	07/15/27	1,357,498
	1,300	LABL, Inc. (a)		8.25	11/01/29	1,092,812
EUR	1,100	Standard Industries, Inc.		2.25	11/21/26	1,042,286
	$1,395	Trident TPI Holdings, Inc. (a)		6.625	11/01/25	1,253,127
	1,415	Triumph Group, Inc. (a)		6.25	09/15/24	1,367,867
	1,900	Vontier Corp.		1.80	04/01/26	1,652,677
						9,454,267
		Technology
	1,262	Castle US Holding Corp. (a)		9.50	02/15/28	486,352
	1,500	Dell International LLC/EMC Corp.		5.75	02/01/33	1,499,887
EUR	1,600	Fidelity National Information Services, Inc.		1.50	05/21/27	1,599,118
	$1,300	McAfee Corp. (a)		7.375	02/15/30	1,081,662

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	1,000	Tyler Technologies, Inc.		0.25	03/15/26	954,500
	1,615	Ziff Davis, Inc. (a)		4.625	10/15/30	1,432,949
						7,054,468
		Utilities
	2,000	Southern Co. (f)		4.475	08/01/24	1,979,484
	2,000	Vistra Operations Co. LLC (a)		4.875	05/13/24	1,976,380
						3,955,864
		Total United States				131,919,294
		Total Corporate Bonds (Cost $351,947,221)				320,044,639

		Sovereign (15.1%)
		Australia (1.3%)
AUD	17,000	Australia Government Bond		1.25	05/21/32	9,843,214
		Dominican Republic (0.9%)
	$2,000	Dominican Republic International Bond (a)		4.875	09/23/32	1,710,075
	1,700	Dominican Republic International Bond (a)		5.50	02/22/29	1,605,510
DOP	211,000	Dominican Republic International Bond (a)	1	3.625	02/03/33	3,718,062
		Total Dominican Republic				7,033,647
		Ecuador (0.1%)
	$1,800	Ecuador Government International Bond (a)(f)		2.50	07/31/35	881,698
		Egypt (0.3%)
EUR	2,200	Egypt Government International Bond (a)		6.375	04/11/31	1,687,811
	$970	Egypt Government International Bond (a)		7.50	02/16/61	633,570
		Total Egypt				2,321,381
		Germany (1.4%)
EUR	7,000	Bundesrepublik Deutschland Bundesanleihe		0.00	08/15/31	6,318,748
	4,700	Kreditanstalt fuer Wiederaufbau		1.375	06/07/32	4,509,557
		Total Germany				10,828,305
		Indonesia (0.5%)
IDR	29,142,000	Indonesia Treasury Bond		6.625	05/15/33	1,929,593
	25,000,000	Indonesia Treasury Bond		8.375	03/15/34	1,864,243
		Total Indonesia				3,793,836
		Ivory Coast (0.2%)
EUR	1,900	Ivory Coast Government International Bond (a)		4.875	01/30/32	1,626,855
		Mexico (4.7%)
MXN	384,000	Mexican Bonos		8.50	05/31/29	20,229,717
	206,500	Mexican Bonos, Series M		7.75	05/29/31	10,375,719
EUR	1,100	Petroleos Mexicanos		2.75	04/21/27	1,002,297
	$1,800	Petroleos Mexicanos		5.95	01/28/31	1,443,318
	2,200	Petroleos Mexicanos		6.70	02/16/32	1,829,158
	1,846	Petroleos Mexicanos (a)	1	0.00	02/07/33	1,803,542
		Total Mexico				36,683,751
		New Zealand (1.1%)
NZD	7,700	New Zealand Government Bond		3.50	04/14/33	4,702,665
	6,600	New Zealand Government Bond		4.25	05/15/34	4,270,119
		Total New Zealand				8,972,784
		Nigeria (0.2%)
	$1,300	Africa Finance Corp. (a)		4.375	04/17/26	1,241,240
		Peru (0.2%)
PEN	6,700	Peru Government Bond		6.15	08/12/32	1,525,610
		Romania (0.3%)
EUR	2,530	Romanian Government International Bond (a)		3.75	02/07/34	2,183,152
		South Africa (3.9%)
ZAR	83,000	Republic of South Africa Government Bond		8.00	01/31/30	4,372,526
	150,000	Republic of South Africa Government Bond		8.25	03/31/32	7,583,621
	67,000	Republic of South Africa Government Bond		8.875	02/28/35	3,327,859

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	313,200	Republic of South Africa Government Bond		9.00	01/31/40	14,859,000
		Total South Africa				30,143,006
		Total Sovereign (Cost $115,532,601)				117,078,479

		Agency Fixed Rate Mortgages (0.7%)
	$1	Federal Home Loan Mortgage Corporation, Gold Pool:		6.50	10/01/32	642
		Federal National Mortgage Association, Conventional Pools:
	16			6.50	05/01/28–01/01/32	17,111
	2			7.00	11/01/32	2,628
		Government National Mortgage Association, Various Pools:
	2			7.50	07/20/25	2,117
	6			8.00	03/15/23–05/15/30	6,989
	5,000	Uniform Mortgage-Backed Security, February TBA (g)		5.50	02/01/53	5,080,471
		Total Agency Fixed Rate Mortgages (Cost $5,097,719)				5,109,958

		Asset-Backed Securities (11.8%)
	764	ABFC Trust, 1 Month USD LIBOR + 1.05%		5.556(d)	08/25/33	745,025
	2,649	AMSR Trust (a)		3.867	01/19/39	2,377,598
	500	Apidos XXXV, 3 Month USD LIBOR + 5.75% (a)	1	0.558(d)	04/20/34	444,767
	36	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.38%		3.262(d)	03/25/36	35,177
	1,506	Bayview Financial Revolving Asset Trust, 1 Month USD LIBOR + 1.00% (a)		5.547(d)	02/28/40	1,323,009
	114	Bear Stearns Asset-Backed Securities Trust		3.833(d)	07/25/36	112,376
	2,240	Blackbird Capital Aircraft Lease Securitization Ltd. (a)		4.213	12/16/41	1,857,322
	489	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)		4.886(d)	10/20/40	431,186
	1,121	Cascade MH Asset Trust (a)		4.00(d)	11/25/44	1,061,575
		CBAM 2021-14 Ltd.
	500	3 Month USD LIBOR + 3.10% (a)		7.908(d)	04/20/34	436,363
	250	3 Month USD LIBOR + 6.50% (a)	1	1.308(d)	04/20/34	213,393
	647	Chase Funding Loan Acquisition Trust		5.50	08/25/34	597,817
	508	Citigroup Mortgage Loan Trust, 1 Month USD LIBOR + 3.00% (a)		7.506(d)	07/25/44	544,483
		Conn's Receivables Funding LLC
	3,600	(a)		0.00	12/15/26	2,819,880
	4,000	(a)		4.59	05/15/26	3,849,665
	2,000	(a)		9.52	12/15/26	1,997,719
	1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.58%		3.79(d)	03/25/35	1,295,459
	603	Diamond Resorts Owner Trust (a)		4.02	02/20/32	587,379
	1,900	ECAF I Ltd. (Cayman Islands) (a)		4.947	06/15/40	1,196,716
		Finance of America HECM Buyout
	2,500	(a)		6.00(d)	08/01/32	2,180,898
	1,790	(a)		6.00(d)	08/01/32	1,233,353
	5,000	(a)		7.87(d)	02/25/32	4,681,987
	4,000	FMC GMSR Issuer Trust (a)		7.17	04/25/27	3,586,751
	1,320	GAIA Aviation Ltd. (Cayman Islands) (a)		7.00	12/15/44	602,043
		GSAA Home Equity Trust
	69	1 Month USD LIBOR + 1.88%		6.381(d)	12/25/34	67,543
	345			6.502	11/25/36	136,776
EUR	1,492	Hestia Financing (Cyprus)		4.842	12/31/46	1,478,849
	$258	JOL Air Ltd. (Cayman Islands) (a)		4.948	04/15/44	171,688
	500	KKR CLO 16 Ltd., 3 Month USD LIBOR + 7.11% (a)	1	1.918(d)	10/20/34	453,855

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	1,376	LoanMe Trust (a)		5.00	09/15/34	1,246,512
	1,061	METAL LLC (a)		4.581	10/15/42	562,549
	3,379	MFA 2021-NPL1 LLC (a)		2.363	03/25/60	3,209,285
	3,191	New Residential Mortgage LLC (a)		5.437	06/25/25	3,030,512
GBP	2,000	Newday Funding PLC (United Kingdom) (a)		5.33(d)	03/15/29	2,421,568
		Newtek Small Business Loan Trust
	$426	Daily U.S. Prime Rate - 0.55% (a)		6.95(d)	02/25/44	420,249
	1,075	Daily U.S. Prime Rate + 0.10% (a)		7.60(d)	12/25/48	1,022,532
	1,616	NRZ Advance Receivables Trust (a)		5.663	09/15/53	1,556,496
		NRZ Excess Spread-Collateralized Notes,
		Class A
	1,105	(a)		2.981	03/25/26	992,949
	2,447	(a)		3.104	07/25/26	2,247,363
	2,828	Oakwood Mortgage Investors, Inc.		7.405(d)	06/15/31	411,195
	3,000	PMT FMSR Issuer Trust, 1 Month USD LIBOR + 3.00% (a)		7.506(d)	03/25/26	2,977,791
	4,500	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.35% (a)		6.856(d)	04/25/23	4,390,276
	2,413	PRET LLC, Class A1 (a)		1.843	09/25/51	2,209,516
		Progress Residential 2020-SFR1 Trust
	2,975	(a)		3.032	04/17/37	2,753,069
	2,447	(a)		3.431	04/17/37	2,262,522
	2,792	Raptor Aircraft Finance I LLC (a)		4.213	08/23/44	2,087,030
	360	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (a)		7.00(d)	12/27/44	343,457
	250	Regatta XVIII Funding Ltd., 3 Month USD LIBOR + 5.95% (a)		10.742(d)	01/15/34	225,133
	2,340	Shenton Aircraft Investment I Ltd. (Cayman Islands) (a)		4.75	10/15/42	1,842,400
	1,028	Start II Ltd. (Bermuda) (a)		4.089	03/15/44	890,278
	1,583	Start Ltd. (a)		4.089	05/15/43	1,332,489
	1,000	TICP VI Ltd., 3 Month USD LIBOR + 6.25% (a)	1	1.042(d)	01/15/34	914,290
		Tricon American Homes Trust
	1,480	(a)		3.745	03/17/38	1,345,872
	4,000	(a)		4.882	07/17/38	3,808,788
	1,225	Trimaran Cavu 2021-1 Ltd., 3 Month USD LIBOR + 3.45% (Cayman Islands) (a)		8.265(d)	04/23/32	1,126,187
		Trinitas VI Ltd.
	1,000	3 Month USD LIBOR + 3.75% (a)		8.568(d)	01/25/34	899,015
	1,000	3 Month USD LIBOR + 6.82% (a)	1	1.634(d)	01/25/34	904,398
	1,700	USASF Receivables 2020-1 LLC (a)		9.35	03/15/27	1,715,523
	4,133	VCAT LLC (a)		1.743	05/25/51	3,837,438
	1,000	Vibrant XII Ltd., 3 Month USD LIBOR + 7.11% (a)	1	1.918(d)	01/20/34	915,507
	1,500	Wellfleet CLO 2022-1 Ltd., 3 Month Term SOFR + 4.14% (a)		8.798(d)	04/15/34	1,378,119
		Total Asset-Backed Securities (Cost $100,199,112)				91,800,960

		Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
	4,926	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates		4.334(d)	11/25/55	1,393,354
		Federal National Mortgage Association,
		IO REMIC
	489			0.404(d)	10/25/39	18,844
	230			0.628(d)	03/25/44	5,910
	78	6.55% - 1 Month USD LIBOR		2.044(h)	08/25/41	1,993
	632	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR		1.764(h)	12/20/42	70,494
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,412,605)				1,490,595

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

		Commercial Mortgage-Backed Securities (4.0%)
	40	BX Trust, 1 Month USD LIBOR + 1.98% (a)	6.435(d)	09/15/37	37,725
	540	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (a)	6.313(d)	11/15/31	513,404
	900	Citigroup Commercial Mortgage Trust (a)	3.503(d)	12/10/41	649,107
		Commercial Mortgage Trust
	1,500	(a)	3.40(d)	08/15/57	1,332,609
	300		4.589(d)	02/10/47	251,971
	139	(a)	4.747(d)	07/15/47	127,639
		IO
	3,163		0.511(d)	02/10/47	10,639
	2,801	COOF Securitization Trust, IO (a)	2.767(d)	10/25/40	145,222
	3,681	COOF Securitization Trust II, IO (a)	2.562(d)	08/25/41	162,429
		Credit Suisse Mortgage Trust,
		Class A
	2,500	1 Month USD LIBOR + 3.50% (a)	7.959(d)	12/15/35	2,501,541
	3,000	1 Month Term SOFR + 3.57% (a)	8.052(d)	05/15/23	2,788,309
	2,800	1 Month USD LIBOR + 3.71% (a)	8.174(d)	08/15/23	2,714,834
	3,160	1 Month USD LIBOR + 3.97% (a)	8.429(d)	04/15/23	3,106,153
		Federal Home Loan Mortgage Corporation
	189	1 Month USD LIBOR + 5.25% (a)	9.642(d)	07/25/26	179,358
		IO
	7,000		2.629(d)	01/25/49	1,093,408
	6,430		3.068(d)	11/25/36	1,776,455
	31,675	GS Mortgage Securities Corportation Trust, IO (a)	0.457(d)	10/10/32	165,553
	2,812	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.805(d)	07/15/47	15,590
		JPMBB Commercial Mortgage Securities Trust
	136	(a)	3.984(d)	09/15/47	119,171
	405	(a)	4.653(d)	04/15/47	370,581
		IO
	2,631		0.94(d)	08/15/47	23,258
		KGS-Alpha SBA COOF Trust,
		IO
	420	(a)	2.612(d)	07/25/41	44,929
	539	(a)	3.084(d)	04/25/40	28,013
	1,500	MFT Mortgage Trust (a)	3.283(d)	08/10/40	1,198,300
	1,500	MKT 2020-525M Mortgage Trust (a)	2.941(d)	02/12/40	833,620
	186	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	6.456(d)	03/25/50	185,040
	1,500	Natixis Commercial Mortgage Securities Trust (a)	4.135(d)	05/15/39	1,202,662
	3,000	SG Commercial Mortgage Securities Trust (a)	3.477(d)	09/15/39	2,243,890
	1,150	Sutherland Commercial Mortgage Trust (a)	2.23(d)	12/25/41	1,051,230
EUR	438	Taurus 2018-1 IT SRL, 3 Month EURIBOR + 1.00% (Italy)	2.803(d)	05/18/30	463,884
	$1,887	Velocity Commercial Capital Trust (a)	6.90	05/25/47	1,858,960
	2,611	VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65% (a)	6.12(d)	01/18/37	2,543,805
	900	Wells Fargo Commercial Mortgage Trust (a)	4.365(d)	04/15/50	770,058
	541	WFRBS Commercial Mortgage Trust (a)	4.987(d)	09/15/46	494,158
		Total Commercial Mortgage-Backed Securities (Cost $34,396,445)			31,003,505

		Mortgages - Other (18.1%)
	2,358	510 Asset Backed 2021-NPL1 Trust (a)	2.24	06/25/61	2,192,876
	3,212	510 Asset Backed 2021-NPL2 Trust (a)	2.116	06/25/61	2,939,973
		Alternative Loan Trust
	112		3.112(d)	10/25/35	106,724
	88		3.317(d)	05/25/36	73,628
	43		3.378(d)	08/25/35	38,652
	85	1 Month USD LIBOR + 0.36%	4.866(d)	05/25/47	72,686
	182	1 Month USD LIBOR + 0.50%	5.006(d)	10/25/35	119,955
	18		5.50	02/25/36	11,619

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	321		6.00	04/25/36	167,521
	144		6.00	07/25/37	94,370
		PAC
	14		5.50	02/25/36	8,930
	44		6.00	04/25/36	25,102
	83	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	5.156(d)	07/25/46	66,336
		Banc of America Funding Trust
	10		5.25	07/25/37	9,888
	407		5.50	09/25/35	383,700
	54		6.00	07/25/37	43,526
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA LIBOR + 3.50% (United Kingdom)	6.933(d)	12/30/63	950,840
	$74	BCAP LLC Trust (a)	3.224(d)	03/26/37	62,000
	48	Bear Stearns ARM Trust	3.29(d)	05/25/47	37,813
	2,250	Bellemeade Re 2018-3 Ltd., 1 Month USD LIBOR + 2.75% (a)	7.256(d)	10/25/28	2,252,364
	3,300	Boston Lending Trust (a)	3.25(d)	05/25/62	2,772,110
	2,695	Brean Asset Backed Securities Trust (a)	1.40(d)	10/25/63	2,345,648
		Cascade Funding Mortgage Trust
	2,305	(a)	2.00(d)	09/25/50	2,033,863
	1,019	(a)	2.00(d)	02/25/52	790,408
	3,200	(a)	2.72(d)	12/26/30	2,995,366
	475	(a)	2.80(d)	06/25/69	460,867
	4,000	(a)	2.91(d)	02/25/31	3,734,148
	4,500	(a)	3.25(d)	11/25/35	3,866,439
	3,000	(a)	3.735(d)	06/25/36	2,742,242
	5,500	(a)	3.75(d)	04/25/25	4,344,505
	3,534	(a)	4.00(d)	10/25/68	3,403,984
	5,191	(a)	4.00(d)	06/25/69	4,517,754
	1,100	(a)	4.948(d)	12/26/30	1,031,928
	4,500	(a)	5.072(d)	10/27/31	4,128,333
	3,000	(a)	5.683(d)	02/25/31	2,805,433
	1,310	(a)	6.00(d)	12/26/30	1,227,380
	93	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	5.106(d)	02/25/37	29,067
	57	ChaseFlex Trust	6.50	02/25/35	49,484
		CHL Mortgage Pass-Through Trust
	260		4.514(d)	09/25/34	233,535
	86		5.50	05/25/34	84,048
	653		6.00	12/25/36	399,837
	3,519	CIM Trust (a)	2.569	07/25/55	3,340,156
		Citigroup Mortgage Loan Trust
	1,144	(a)	2.50(d)	05/25/51	959,892
	69		3.901(d)	11/25/36	61,357
	1,653	Credit Suisse Mortgage Trust	6.50	05/25/36	579,827
		CSFB Mortgage-Backed Pass-Through Certificates
	247		6.50	12/25/33	247,590
	281		7.50	10/25/32	277,839
EUR	727	Dssv Sarl (Spain)	5.288(d)	10/15/24	766,936
	$4,284	Eagle RE 2019-1 Ltd., 1 Month USD LIBOR + 4.50% (a)	9.006(d)	04/25/29	4,305,342
EUR	227	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	3.128(d)	04/17/41	232,081
	780	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	1.815(d)	08/02/50	624,245
		FMC GMSR Issuer Trust
	$1,600	(a)	4.44(d)	10/25/26	1,225,832
	2,000	(a)	4.45(d)	01/25/26	1,765,387
		Class A
	4,000	(a)	3.62(d)	07/25/26	3,362,795

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

GBP	1,400	Great Hall Mortgages No. 1 PLC, 3 Month GBP SONIA + 3.12% (United Kingdom)	6.545(d)	06/18/38	1,627,821
		GSR Mortgage Loan Trust
	$11		3.201(d)	05/25/35	8,165
	88		3.337(d)	03/25/37	54,143
	317		4.04(d)	12/25/34	283,135
	926		5.50	03/25/35	823,961
	218	HarborView Mortgage Loan Trust	3.692(d)	05/19/33	200,389
	4,000	Headlands Residential 2021-RPL1 LLC (a)	2.487(d)	09/25/26	3,764,429
EUR	773	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	2.221(d)	03/22/44	716,519
	$19	Impac CMB Trust, 1 Month USD LIBOR + 0.78%	5.286(d)	10/25/35	19,737
	3,310	Imperial Fund Mortgage Trust, Class A1 (a)	7.369	11/25/67	3,409,923
	124	JP Morgan Alternative Loan Trust	6.00	12/25/35	107,172
	3,339	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35	07/13/52	3,113,414
EUR	931	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	2.421(d)	09/16/48	908,131
		Lehman Mortgage Trust
	$77		5.50	02/25/36	45,201
	340		6.50	09/25/37	127,054
		Ludgate Funding PLC
EUR	861	3 Month EURIBOR + 0.42%	2.404(d)	12/01/60	797,835
	880	3 Month EURIBOR + 0.85%	2.982(d)	01/01/61	872,211
	503	3 Month EURIBOR + 1.10%	3.232(d)	01/01/61	486,076
		Mansard Mortgages PLC
GBP	427	3 Month GBP SONIA + 1.22%	4.662(d)	10/15/48	474,545
	373	3 Month GBP SONIA + 2.12%	5.522(d)	12/15/49	442,844
	800	3 Month GBP SONIA + 3.12%	6.522(d)	12/15/49	946,829
		MASTR Alternative Loan Trust
	$658		5.50	02/25/35	610,996
	690		6.00	05/25/33	659,301
	27	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00(d)	06/25/36	17,532
	1,137	Merrill Lynch Mortgage Investors Trust, IO (a)	0.00(d)	02/25/36	11
GBP	2,000	Mortgage Funding PLC, 3 Month GBP SONIA + 3.32% (United Kingdom)	6.711(d)	03/13/46	2,316,832
	$103	MortgageIT Trust, 1 Month USD LIBOR + 0.90%	5.406(d)	10/25/35	99,846
GBP	696	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	6.796(d)	12/15/50	770,803
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$97	1 Month USD LIBOR + 0.12%	4.626(d)	10/25/36	86,947
	97		4.857(d)	06/25/36	92,031
	2,081		5.755(d)	06/25/36	608,654
	4,902	NYMT Loan Trust (a)	2.944(d)	10/25/60	4,822,884
	2,569	PMC PLS ESR Issuer LLC (a)	5.114	02/25/27	2,436,942
		PNMAC GMSR Issuer Trust
	3,337	1 Month USD LIBOR + 2.65% (a)	7.156(d)	08/25/25	3,257,108
	3,000	1 Month USD LIBOR + 2.85% (a)	7.356(d)	02/25/23	2,978,661
		RALI Trust
	56		6.00	04/25/36	45,223
	34		6.00	01/25/37	27,392
		Reperforming Loan REMIC Trust
	143	(a)	6.50	03/25/35	147,244
	134	(a)	7.50	11/25/34	128,875
	257	RFMSI Series Trust	6.00	07/25/36	218,531

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

GBP	517	RMAC Securities No. 1 PLC, 3 Month GBP SONIA + 0.59% (United Kingdom)	3.976(d)	06/12/44	595,238
		RMF Buyout Issuance Trust
	$3,500	(a)	3.63(d)	10/25/50	3,014,216
	1,200	(a)	3.69(d)	11/25/31	911,288
	4,000	(a)	4.50(d)	04/25/32	2,650,306
	5,585	(a)	6.00	10/25/50	4,038,128
	2,180	RMF Proprietary Issuance Trust (a)	3.25(d)	04/26/60	2,016,169
		Seasoned Credit Risk Transfer Trust
	1,237	(a)	3.75(d)	09/25/55	1,087,059
	2,700	(a)	4.25(d)	08/25/59	2,294,170
	1,000	(a)	4.50(d)	02/25/59	878,116
	2,200		4.75(d)	10/25/58	1,990,690
	224	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	5.106(d)	07/20/33	211,489
	3,085	Stanwich Mortgage Loan Co. LLC (a)	2.735	10/16/26	2,783,625
	58	STARM Mortgage Loan Trust	3.671(d)	10/25/37	50,699
		Structured Adjustable Rate Mortgage Loan Trust
	346		2.83(d)	11/25/34	308,792
	333		4.488(d)	02/25/35	316,429
	402	Structured Asset Mortgage Investments II Trust	2.08(d)	04/19/35	351,489
	1,178	Structured Asset Securities Corp., IO (a)	0.00(d)	07/25/35	14,987
	2,347	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	6.356(d)	05/25/47	2,095,396
EUR	2,381	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	2.331(d)	12/28/50	2,085,152
AUD	3,800	Vermilion Bond Trust, Class C, 1 Month BBSW + 3.80% (Australia)	6.875(d)	12/14/58	2,683,886
	$272	Wells Fargo Alternative Loan Trust	4.894(d)	07/25/37	251,407
		Total Mortgages - Other (Cost $152,117,561)			140,588,239

		U.S. Treasury Securities (0.7%)
	2,148	U.S. Treasury Inflation Indexed Bonds	0.125	01/15/32	1,941,099
	3,317	U.S. Treasury Inflation-Indexed Notes	1.625	10/15/27	3,361,292
		Total U.S. Treasury Securities (Cost $5,221,124)			5,302,391

		Senior Loan Interest (0.8%)
	6,000	Cuenca DPR Term Loan, (Cayman Islands) (Cost $5,998,880)	(i)	12/15/26	5,992,500

		Supranational (1.2%)
	1,800	African Export-Import Bank (a)	3.798	05/17/31	1,535,769
		Banque Ouest Africaine de Developpement
EUR	780	(a)	2.75	01/22/33	658,073
	$2,600	(a)	4.70	10/22/31	2,299,830
EUR	5,200	European Union, Series NGEU	1.00	07/06/32	4,778,685
		Total Supranational (Cost $9,922,160)			9,272,357

NUMBER OF SHARES
Investment Company (0.4%)
25,000	iShares iBoxx $Investment Grade Corporate Bond ETF (Cost $2,709,886)	2,771,750

PRINCIPAL AMOUNT (000)
Short-Term Investments (8.8%)
U.S. Treasury Securities (2.5%)
U.S. Treasury Bills
$425	(j)(k)	3.797	03/16/23	423,132

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

185	(j)(k)	3.812	03/16/23	184,184
100	(j)(k)	3.819	03/16/23	99,558
6,555	(j)(k)	3.843	03/16/23	6,525,866
50	(j)(k)	3.978	03/16/23	49,769
100	(j)(k)	4.02	03/16/23	99,534
4,000	(c)(j)	4.087	02/02/23	3,999,556
3,000	(j)	4.271	02/23/23	2,992,359
5,430	(j)	4.668	04/20/23	5,376,697
	Total U.S. Treasury Securities (Cost $19,750,415)			19,750,655

NUMBER OF SHARES (000)
	Investment Company (5.7%)
44,281	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l)(Cost $44,281,012)		44,281,012
	Securities held as Collateral on Loaned Securities (0.6%)
	Investment Company
5,017	Morgan Stanley Institutional Liquidity Funds – Government Portfolio - Institutional Class (l) (Cost $5,016,700)		5,016,700
	Total Short-Term Investments (Cost $69,048,127)		69,048,367

	Total Investments (Cost $853,603,441) including $12,995,935 of Securities Loaned (m)(n)(o)	103.1%	799,503,740
	Liabilities in Excess of Other Assets	(3.1)	(23,942,521)
	Net Assets	100.0%	$775,561,219

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

BBSW	Australia's Bank Bill Swap.
CLO	Collateralized Loan Obligation.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2023, were $12,995,935 and $13,236,570, respectively. The Fund received cash collateral of $5,016,700, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Goverment Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $8,219,870 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Floating or variable rate securities: The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2023.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2023. Maturity date disclosed is the ultimate maturity date.
(g)	Security is subject to delayed delivery.
(h)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2023.
(i)	Unsettled Position. The contract rate does not take effect until settlement date.
(j)	Rate shown is the yield to maturity at January 31, 2023.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2023, advisory fees paid were reduced by $21,373 relating to the Fund's investment in the Liquidity Funds.
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2023, the Fund did not engage in any cross-trade transactions.
(n)	Securities are available for collateral in connection with purchase of securities on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreement.
(o)	At January 31, 2023, the aggregate cost for federal income tax purposes the aggregate cost for book purposes.. The aggregate gross unrealized appreciation is $13,762,459 and the aggregate gross unrealized depreciation is $85,595,014, resulting in net unrealized depreciation of $71,832,555.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2023:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group Ltd.	NZD	1,440,457		$894,244	02/09/23	$(36,946)
Australia and New Zealand Banking Group Ltd.		$580,078	AUD	821,280	02/09/23	(203)
Australia and New Zealand Banking Group Ltd.		$273,080	AUD	400,485	02/09/23	9,687
Australia and New Zealand Banking Group Ltd.		$311,620	AUD	479,228	02/09/23	26,745
Australia and New Zealand Banking Group Ltd.		$15,327	AUD	21,978	02/09/23	191
Bank of America NA	EUR	55,151		$57,573	02/09/23	(2,415)
Bank of America NA	EUR	225,360		$241,709	02/09/23	(3,415)
Bank of America NA	EUR	9,591		$10,437	02/09/23	5
Bank of America NA	GBP	677,361		$799,801	02/09/23	(35,409)
Bank of America NA	NZD	7,045,971		$4,380,498	02/09/23	(174,404)
Bank of America NA		$9,880,565	CNH	66,897,231	02/09/23	26,980
Bank of America NA		$560,447	NZD	890,996	02/09/23	15,542
Bank of America NA	ZAR	31,708,142		$1,805,285	02/09/23	(15,879)
Barclays Bank PLC	AUD	12,830,315		$8,214,609	02/09/23	(844,399)
Barclays Bank PLC		$1,681,593	CNH	11,673,650	02/09/23	47,286
Barclays Bank PLC		$1,758,113	EUR	1,632,000	02/09/23	17,016
BNP Paribas SA	EUR	794,000		$857,985	02/09/23	(5,649)
BNP Paribas SA	EUR	299,801		$325,581	02/09/23	(513)
BNP Paribas SA	JPY	225,920,000		$1,734,009	02/09/23	(3,284)
BNP Paribas SA	JPY	118,347,500		$911,893	02/09/23	1,817
BNP Paribas SA	MXN	32,044,514		$1,671,513	02/09/23	(28,163)
BNP Paribas SA	NZD	2,974,217		$1,812,256	02/09/23	(110,441)
BNP Paribas SA		$1,081,167	BRL	5,557,200	02/09/23	11,866
BNP Paribas SA		$1,758,545	JPY	255,100,000	02/09/23	203,137
BNP Paribas SA		$1,468,027	MXN	28,495,000	02/09/23	43,379
BNP Paribas SA		$397,914	SEK	4,133,274	02/09/23	(2,498)
BNP Paribas SA		$2,519,494	THB	83,732,550	02/09/23	19,029
BNP Paribas SA		$2,558,985	THB	85,001,225	02/09/23	18,000

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

BNP Paribas SA		$2,556,848	THB	85,001,225	02/09/23	20,138
BNP Paribas SA		$331,448	ZAR	5,912,812	02/09/23	8,156
BNP Paribas SA	ZAR	18,200,714		$1,053,434	02/09/23	8,072
Citibank NA	AUD	403,890		$278,900	02/09/23	(6,272)
Citibank NA	EUR	1,838		$2,000	02/09/23	1
Citibank NA	JPY	118,347,500		$907,390	02/09/23	(2,685)
Citibank NA	MXN	35,894,000		$1,905,432	02/09/23	1,574
Citibank NA	NZD	190,095		$121,288	02/09/23	(1,600)
Citibank NA		$1,659,648	CNH	11,499,400	02/09/23	43,424
Citibank NA		$999,322	EUR	922,000	02/09/23	3,539
Citibank NA		$248,461	ZAR	4,253,407	02/09/23	(4,165)
Citibank NA	ZAR	6,254,932		$366,989	02/09/23	7,736
Goldman Sachs International	MXN	66,216,102		$3,415,806	02/09/23	(96,369)
Goldman Sachs International	MXN	98,046,611		$4,931,694	02/09/23	(268,808)
Goldman Sachs International	MXN	95,727,067		$4,978,079	02/09/23	(99,391)
Goldman Sachs International	MXN	145,686,365		$7,693,131	02/09/23	(34,236)
Goldman Sachs International		$4,376,078	BRL	22,778,800	02/09/23	104,233
Goldman Sachs International		$1,673,138	CNH	11,673,650	02/09/23	55,741
Goldman Sachs International		$3,077,180	MXN	59,135,000	02/09/23	59,406
HSBC Bank PLC	CNH	55,270,000		$7,651,130	02/09/23	(534,411)
HSBC Bank PLC	EUR	302,867		$312,314	02/09/23	(17,115)
HSBC Bank PLC	EUR	7,671,262		$8,290,053	02/09/23	(53,989)
HSBC Bank PLC	EUR	105,771,634		$105,080,734	02/09/23	(9,967,212)
HSBC Bank PLC	EUR	677,526		$682,945	02/09/23	(54,001)
HSBC Bank PLC	MXN	75,750,114		$3,861,608	02/09/23	(156,263)
HSBC Bank PLC		$493,300	MXN	9,850,398	02/09/23	29,176
HSBC Bank PLC		$298,371	MXN	5,952,562	02/09/23	17,360
HSBC Bank PLC		$298,531	MXN	5,951,925	02/09/23	17,166
HSBC Bank PLC		$301,694	MXN	5,930,442	02/09/23	12,863
HSBC Bank PLC		$300,390	MXN	5,945,716	02/09/23	14,978
HSBC Bank PLC		$254,233	ZAR	4,523,691	02/09/23	5,586
JPMorgan Chase Bank NA	CNH	63,637,231		$8,899,690	02/09/23	(525,046)
JPMorgan Chase Bank NA	EUR	4,642,564		$4,827,960	02/09/23	(221,763)
JPMorgan Chase Bank NA	EUR	1,191,000		$1,286,730	02/09/23	(8,722)
JPMorgan Chase Bank NA	MXN	9,505,324		$481,858	02/09/23	(22,315)
JPMorgan Chase Bank NA	SEK	20,667,000		$2,011,671	02/09/23	34,530
JPMorgan Chase Bank NA		$566,608	AUD	844,660	02/09/23	29,775
JPMorgan Chase Bank NA		$63,920	AUD	93,761	02/09/23	2,281
JPMorgan Chase Bank NA		$3,525,675	JPY	514,047,000	02/09/23	427,272
JPMorgan Chase Bank NA		$4,428,769	MXN	87,830,744	02/09/23	229,871
JPMorgan Chase Bank NA		$1,193,365	SEK	12,400,326	02/09/23	(7,069)
JPMorgan Chase Bank NA		$397,665	SEK	4,133,400	02/09/23	(2,237)
JPMorgan Chase Bank NA	ZAR	66,614,785		$3,886,744	02/09/23	60,708
JPMorgan Chase Bank NA	ZAR	74,812,984		$4,424,796	02/09/23	127,895
JPMorgan Chase Bank NA	ZAR	159,736,585		$8,674,265	02/09/23	(500,243)
JPMorgan Chase Bank NA	ZAR	29,184,189		$1,631,027	02/09/23	(45,174)
Royal Bank of Canada	CAD	3,550,000		$2,634,159	02/09/23	(34,028)
Royal Bank of Canada	JPY	225,920,000		$1,715,359	02/09/23	(21,934)
Royal Bank of Canada	MXN	35,894,000		$1,905,430	02/09/23	1,573
Royal Bank of Canada		$284,279	AUD	417,915	02/09/23	10,795
Royal Bank of Canada		$2,634,075	CAD	3,540,000	02/09/23	26,596
Royal Bank of Canada		$2,471,353	CNH	17,163,300	02/09/23	70,548
Royal Bank of Canada		$553,818	EUR	523,740	02/09/23	15,854
Royal Bank of Canada		$1,339,137	JPY	180,442,000	02/09/23	48,436
Royal Bank of Canada		$5,356,547	JPY	721,768,000	02/09/23	193,745
Royal Bank of Canada		$1,954,194	MXN	38,324,000	02/09/23	78,554
Standard Chartered Bank	AUD	3,900,000		$2,603,389	02/09/23	(150,256)
Standard Chartered Bank	AUD	2,020,876		$1,347,491	02/09/23	(79,374)
Standard Chartered Bank	EUR	1,743,341		$1,848,737	02/09/23	(47,497)
Standard Chartered Bank	GBP	790,000		$965,220	02/09/23	(8,877)
Standard Chartered Bank	MXN	9,870,776		$507,538	02/09/23	(16,018)
Standard Chartered Bank		$197,790	AUD	291,420	02/09/23	7,971
Standard Chartered Bank	ZAR	5,138,627		$298,205	02/09/23	3,067

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

Standard Chartered Bank	ZAR	135,796,445		$7,908,510	02/09/23	109,010
State Street Bank & Trust Co.	EUR	2,137,926		$2,309,870	02/09/23	(15,555)
State Street Bank & Trust Co.	EUR	11,246,941		$11,691,133	02/09/23	(542,179)
State Street Bank & Trust Co.		$2,217,231	EUR	2,085,000	02/09/23	50,627
UBS AG	AUD	1,378,945		$930,028	02/09/23	(43,594)
UBS AG	EUR	1,471,876		$1,535,307	02/09/23	(65,655)
UBS AG	EUR	1,943,996		$2,052,582	02/09/23	(61,905)
UBS AG	EUR	63,727		$68,150	02/09/23	(1,166)
UBS AG	EUR	1,900,000		$2,019,837	02/09/23	(46,796)
UBS AG	EUR	1,423,900		$1,532,374	02/09/23	(16,404)
UBS AG	EUR	31,606		$34,332	02/09/23	(46)
UBS AG	EUR	410,404		$445,054	02/09/23	(1,343)
UBS AG	EUR	245		$266	02/09/23	—
UBS AG	EUR	856,466		$931,392	02/09/23	(187)
UBS AG	EUR	810,422		$879,851	02/09/23	(1,646)
UBS AG	GBP	387		$461	02/09/23	(16)
UBS AG	GBP	19,729,264		$22,364,699	02/09/23	(1,962,164)
UBS AG	MXN	9,054,499		$477,994	02/09/23	(2,267)
UBS AG	NZD	3,088,194		$1,910,675	02/09/23	(85,703)
UBS AG		$2,956,040	EUR	2,706,000	02/09/23	(12,720)
UBS AG		$5,171,926	EUR	4,744,843	02/09/23	(10,954)
UBS AG		$2,047,814	EUR	1,936,857	02/09/23	58,908
UBS AG		$734,631	EUR	694,260	02/09/23	20,516
UBS AG		$2,646,208	EUR	2,500,000	02/09/23	73,046
UBS AG		$3,280,600	EUR	3,080,717	02/09/23	70,300
UBS AG		$312,808	GBP	260,879	02/09/23	8,865
UBS AG		$13,364,903	GBP	11,324,615	02/09/23	598,738
UBS AG		$446,678	MXN	8,895,882	02/09/23	25,170
UBS AG	ZAR	18,834,647		$1,105,533	02/09/23	23,760
						$(13,862,748)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2023:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Long Gilt Future (United Kingdom)	126	Mar-23	GBP	12,600	$16,234,483	$89,320
SFE 10 Yr. Australian Bond (Australia)	56	Mar-23	AUD	5,600	4,760,132	137,502
U.S. Treasury 10 yr. Ultra Note (United States)	144	Mar-23		$14,400	17,453,250	26,582
U.S. Treasury Long Bond (United States)	94	Mar-23		9,400	12,208,250	165,870
U.S. Treasury Ultra Bond (United States)	85	Mar-23		8,500	12,048,750	303,250
Short:
Euro BTP Short-Term Index (Germany)	231	Mar-23	EUR	(23,100)	(26,637,542)	57,379
German Euro-BTP Index (Germany)	16	Mar-23		(1,600)	(1,985,049)	31,845
German Euro-Bund Index (Germany)	22	Mar-23		(2,200)	(3,272,366)	(77,576)
U.S. Treasury 2 yr. Note (United States)	292	Mar-23		$(58,400)	(60,049,344)	(202,417)
U.S. Treasury 5 yr. Note (United States)	28	Mar-23		(2,800)	(3,058,781)	288
U.S. Treasury 10 yr. Note (United States)	62	Mar-23		(6,200)	(7,099,969)	(93,595)
						$438,448

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at January 31, 2023:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC*
CDX.NA.HY.39	NR	Buy	5.00%	Quarterly	12/20/27	$55,920	$(1,873,613)	$2,233,154	$(4,106,767)
Morgan Stanley & Co. LLC*
ITRAXX.XO.38	NR	Sell	5.00	Quarterly	12/20/27	6,200	264,572	138,378	126,194
							$(1,609,041)	$2,371,532	$(3,980,573)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at January 31, 2023:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.37%	Quarterly/ Quarterly	1/2/25	BRL	43,400	$(361,345)	$—	$(361,345)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	13.07	Quarterly/ Quarterly	1/2/25		45,610	33,364	—	33,364
								$(327,981)	$—	$(327,981)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
CDI	Certificado de Depósito Interbancári.
NR	Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Yuan Renminbi Offshore
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
SEK	—	Swedish Krona
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

PORTFOLIO COMPOSITION* as of 01/31/23	Percentage of Total Investments
Corporate Bonds	40.3%
Mortgages - Other	17.7
Sovereign	14.7
Asset-Backed Securities	11.6
Short-Term Investments	8.1
Commercial Mortgage-Backed Securities	3.9
Supranational	1.2
Senior Loan Interest	0.7
U.S. Treasury Securities	0.7
Agency Fixed Rate Mortgages	0.6
Investment Companies	0.3
Collateralized Mortgage Obligations - Agency Collateral Series	0.2
	100.0	%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2023.

**	Does not include open long/short futures contracts with a value of $164,807,916 and net unrealized appreciation of $438,448. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $13,862,748 and also does not include open swap agreements with net unrealized depreciation of $4,308,554.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ January 31, 2023 (unaudited)

Valuation of Investments - (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$320,044,639	$—	$320,044,639
Sovereign	—	117,078,479	—	117,078,479
Agency Fixed Rate Mortgages	—	5,109,958	—	5,109,958
Asset-Backed Securities	—	91,800,960	—	91,800,960
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,490,595	—	1,490,595
Commercial Mortgage-Backed Securities	—	31,003,505	—	31,003,505
Mortgages - Other	—	140,588,239	—	140,588,239
U.S. Treasury Securities	—	5,302,391	—	5,302,391
Senior Loan Interest	—	5,992,500	—	5,992,500
Supranational	—	9,272,357	—	9,272,357
Total Fixed Income Securities	—	727,683,623	—	727,683,623
Investment Company	2,771,750	—	—	2,771,750
Short-Term Investments
U.S. Treasury Securities	—	19,750,655	—	19,750,655
Investment Companies	49,297,712	—	—	49,297,712
Total Short-Term Investments	49,297,712	19,750,655	—	69,048,367
Foreign Currency Forward Exchange Contracts	—	3,258,240	—	3,258,240
Futures Contracts	812,036	—	—	812,036
Credit Default Swap Agreement	—	126,194	—	126,194
Interest Rate Swap Agreement	—	33,364	—	33,364
Total Assets	52,881,498	750,852,076	—	803,733,574
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(17,120,988)	—	(17,120,988)
Futures Contracts	(373,588)	—	—	(373,588)
Credit Default Swap Agreement	—	(4,106,767)	—	(4,106,767)
Interest Rate Swap Agreement	—	(361,345)	—	(361,345)
Total Liabilities	(373,588)	(21,589,100)	—	(21,962,688)
Total	$52,507,910	$729,262,976	$—	$781,770,886

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.